Outstanding Shares of Potentially Dilutive Securities Excluded from Computation of Diluted Net Income (Loss) per Share of Common Stock (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock	2,562	15,370,295	15,747,334	15,221,571	15,365,328
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock		15,221,571	15,221,571	15,221,571	15,221,571
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock	2,562	68,164	379,304		143,757
Restricted Stock Units and Performance Share Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock			65,899
Convertible Preferred Stock Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible preferred stock		80,560	80,560